VESSELS AND EQUIPMENT, NET - Market Values and Carrying Values of Vessels (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment:
2021 Carrying value	$ 2,877,674	$ 2,983,073
Golar Arctic
Property and equipment:
2020 Market value	42,000
2021 Carrying value	123,200
Deficit	(81,200)
Golar Bear
Property and equipment:
2020 Market value	156,000
2021 Carrying value	172,800
Deficit	(16,800)
Golar Crystal
Property and equipment:
2020 Market value	155,500
2021 Carrying value	167,800
Deficit	(12,300)
Golar Frost
Property and equipment:
2020 Market value	156,500
2021 Carrying value	175,800
Deficit	(19,300)
Golar Glacier
Property and equipment:
2020 Market value	158,000
2021 Carrying value	172,000
Deficit	(14,000)
Golar Ice
Property and equipment:
2020 Market value	160,800
2021 Carrying value	179,200
Deficit	(18,400)
Golar Kelvin
Property and equipment:
2020 Market value	160,300
2021 Carrying value	173,500
Deficit	(13,200)
Golar Seal
Property and equipment:
2020 Market value	153,300
2021 Carrying value	163,000
Deficit	(9,700)
Golar Snow
Property and equipment:
2020 Market value	161,800
2021 Carrying value	179,200
Deficit	$ (17,400)